Right-of-Use assets - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	€ 70.9	€ 31.6